Note 15 Hedges affected by the IBOR reform (Details) € in Millions	Dec. 31, 2021 EUR (€)
Cash flow hedges [member]
IBOR Indices [Line Items]
LIBOR USD	€ 1,056
LIBOR GBP	0
Other indices	0
Total indices effect	1,056
Fair value hedges [member]
IBOR Indices [Line Items]
LIBOR USD	7,939
LIBOR GBP	389
Other indices	583
Total indices effect	€ 8,910